Shareholder Letter

Fellow OpenFund Shareholders,

      There is nothing more difficult to take in hand, more perilous to conduct, or more uncertain in its success, then to take the lead in the introduction of a new order of things.
      -   The Prince, Niccolo Machiavelli

These words were written in the 1513. They could have been written today to describe being an investor in the New Economy. The last six months only served to prove that the great bull market of the previous decade is indeed dead, and that the bears have come home to roost (and crushed the geese laying those golden eggs). From August 1st 2000 to January 31st 2001 the NASDAQ Composite fell another 24.77%. OpenFund failed to beat our market benchmarks, as the very stocks that propelled it ahead in 1999 and early 2000 dramatically sold off.

Throughout the period, we strove to keep the Fund fully invested and thematically diversified within its New Economy mandate. We looked for buying opportunities in undervalued technology companies with sustainable growth prospects. We invested in companies who looked to benefit from the California power crisis, and in those biotech companies on the brink of both clinical success and profitability. Unfortunately, no corner of the New Economy was left unscathed during this difficult period.


Investment Outlook

The question foremost in the minds of all investors is "when will we see the bottom?" With dramatic warnings of technology companies guiding earnings expectations lower, it is likely that we won't begin a sustained recovery until at least the summer of 2001. We expect that several promising trends will have a therapeutic effect on the capital markets, though. Continued interest rate easing by the Federal Reserve, prospects of tax reform, a pro-business political environment and improving consumer confidence should help spur an eventual market turnaround.

In times of intense volatility, particularly in a declining market, it is important to remember that just as the market often declines before the full scope of negative news is known, so it often rallies long before public sentiment has turned. Our goal is to remain invested, and to be well positioned when the market recovers.

Sincerely,

The MetaMarkets Investments Portfolio Management Team

Schedule of Portfolio Investments
January 31, 2001
(Unaudited)

                                                        Shares      Market Value
                                                        ------      ------------
Common Stocks  (63.2%)
Banking  (2.4%)
Northern Trust Corp.                                     3,000       $  231,000
Wells Fargo & Co.                                        3,500          180,285
                                                                        -------
                                                                        411,285
                                                                        -------
Biotechnology & Medical (8.9%)
Abgenix, Inc. (b)                                        6,400          268,800
Enzon, Inc. (b)                                          4,500          282,374
Genzyme Corp. (b)                                        3,000          259,688
Gilead Sciences, Inc. (b)                                3,600          243,675
Human Genome Sciences, Inc. (b)                          3,000          183,000
Neurobiological Technologies, Inc. (b)                  25,600          118,400
Titan Pharmaceuticals, Inc. (b)                          4,600          178,986
                                                                        -------
                                                                      1,534,923
                                                                      ---------

Computer Equipment (0.8%)
Sun Microsystems, Inc. (b) (c)                           4,500          137,531
                                                                        -------

Computer Software & Services (8.7%)
BEA Systems, Inc. (b)                                    2,500          164,844
Check Point Software Technologies Ltd. (b)               2,000          304,999
F5 Networks, Inc. (b)                                   12,000          201,000
Microsoft Corp. (b) (c)                                  9,000          549,562
Oracle Corp. (b)                                         7,500          218,438
VeriSign, Inc. (b)                                       1,000           73,500
                                                                        -------
                                                                      1,512,343
                                                                      ---------

Electronic Components/Instruments (8.0%)
Advanced Micro Devices, Inc. (b)                         7,000          172,200
Applied Micro Circuits Corp. (b)                         4,500          330,749
Atmel Corp. (b)                                          9,000          153,000
Broadcom Corp. - Class A (b)                             1,000          109,938
Intersil Holding Corp. (b)                              10,500          311,063
Transmeta Corp. (b)                                      4,000          115,250
TriQuint Semiconductor, Inc. (b)                         5,500          193,875
                                                                        -------
                                                                      1,386,075
                                                                      ---------

Energy & Electrical Technology (3.2%)
Capstone Turbine Corp. (b)                               2,000           82,125
Emerson Electric Co.                                     3,000          228,000
General Electric Co.                                     5,300          243,800
                                                                        -------
                                                                        553,925
                                                                        -------

Insurance (1.5%)
American International Group, Inc. (c)                   3,000          255,060
                                                                        -------

Networking Products (4.8%)
Brocade Communications Systems, Inc.                     3,000          270,937
Extreme Networks, Inc. (b)                               4,500          214,313
Juniper Networks, Inc. (b) (c)                           2,000          213,375
Network Appliance, Inc. (b)                              2,500          134,063
                                                                        -------
                                                                        832,688
                                                                        -------

Oil & Gas Equipment & Services (0.7%)
Seitel, Inc. (b)                                         6,500          114,075
                                                                        -------

Optical Networking  (5.3%)
Avanex Corp. (b)                                         4,000           258,500
Avici Systems, Inc. (b)                                  2,000            71,000
CIENA Corp. (b)                                          1,500           135,094
Corvis Corp. (b)                                         5,000           108,125
JDS Uniphase Corp. (b)                                   4,000           219,250
ONI Systems Corp. (b)                                    2,400           133,200
                                                                         -------
                                                                         925,169
                                                                         -------
Pharmaceuticals  (1.4%)
Millenium Pharmaceuticals, Inc. (b)                      5,000           250,625
                                                                         -------

Retail  (0.4%)
Target Corp.                                             2,000            75,960
                                                                          ------

Semiconductors and Related Devices  (4.6%)
Applied Materials, Inc. (b)                              3,000           150,938
Cymer, Inc. (b)                                          8,000           274,999
KLA-Tencor Corp. (b)                                     3,000           137,625
Photronics, Inc. (b)                                     2,500            87,813
Silicon Storage Technology, Inc. (b)                    10,000           148,750
                                                                         -------
                                                                         800,125
                                                                         -------
Telecom Equipment  (2.5%)
Sonus Networks, Inc. (b)                                 9,500           435,813
                                                                         -------

Telecom Services  (1.8%)
Essex Corp. (b)                                         13,000            61,750
o2wireless Solutions, Inc. (b)                          19,000           249,375
                                                                         -------
                                                                         311,125
                                                                         -------

Utilities - Electric  (4.4%)
Calpine Corp. (b)                                        7,700           307,307
Duke Energy Corp.                                        8,000           292,560
Mirant Corp. (b)                                         7,000           170,100
                                                                         -------
                                                                         769,967
                                                                         -------
Waste Management  (0.4%)
Waste Connections, Inc. (b)                              2,200            62,288
                                                                          ------

Wireless Communications  (3.4%)
Advanced Communications Technologies, Inc. (b)         100,000            65,000
Loral Space & Communications Ltd. (b) (c)               45,000           265,500
QUALCOMM, Inc. (b) (c)                                   3,000           252,188
                                                                         -------
                                                                         582,688
                                                                         -------
Total Common Stocks (Cost $10,974,112)                                10,951,665
                                                                      ----------

Cash Sweep  (33.9%)
IBT Cash Sweep                                       5,875,129         5,875,129
                                                                       ---------
Total Cash Sweep (Cost $5,875,129)                                     5,875,129
                                                                       ---------

Index-Linked Trusts  (1.9%)
S&P 500 Depositary Receipt (c)                           2,400           328,848
                                                                         -------
Total Index-Linked Trusts (Cost $334,255)                                328,848
                                                                         -------

                                                                             Contracts                     Market Value
                                                                             ---------                     ------------
Options  (0.5%)
Nasdaq 100 Shares, Call Option, expiring February 2001, strike price $65        100                  $         22,930
Nasdaq 100 Shares, Call Option, expiring February 2001, strike price $68        150                            17,930
Nasdaq 100 Shares, Call Option. expiring February 2001, strike price $70        500                            49,999
                                                                                                               ------
Total Options (Cost $234,063)                                                                                  90,859
                                                                                                               ------

Total Investments (Cost $17,417,559) (a)   -   99.5%                                                       17,246,501
Other Assets in Excess of Liabilities (c)  -   0.5%                                                            84,764
                                                                                                               ------

NET ASSETS   -   100.0%                                                                              $     17,331,265
                                                                                                           ==========
                                                                                Shares                   Market Value
                                                                                ------                   ------------
Securities Sold Short (0.5%)

Index-Linked Trusts  (0.5%)
Biotech HOLDRS Trust                                                            500                            76,140
                                                                                                               ------
Total Index-Liked Trusts                                                                                       76,140
                                                                                                               ------

Total Securities Sold Short (Proceeds $71,240)                                                       $         76,140
                                                                                                               ------
                                                                                Contracts                Market Value
                                                                                ---------                ------------
Written Covered Call Options  (0.0%)
JDS Uniphase Corp., expiring February 2001, strike price $65                    40                              3,250

Total Written Covered Call Options (Premium Received $15,000)                                        $          3,250
                                                                                                                -----

------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation - Investments      $     948,943
       Unrealized depreciation - Investments         (1,108,251)
       Unrealized depreciation - Short Sales             (4,900)
                                                         -------
       Net unrealized depreciation                $    (164,208)
                                                       =========

(b)    Non-income producing security.

(c) Security, or a portion thereof, designated as collateral for futures contracts.

                                                                                                                   Unrealized
                                                                          Number of              Market           Appreciation/
                                                                          Contracts               Value           Depreciation
                                                                          ---------               -----           ------------
Futures Contracts:
Nasdaq 100 E-MINI, notional amount $1,779,927 expiring March 16, 2001         33               $1,723,260         $ (56,667)
Nasdaq 100 Future, notional amount $1,622,877 expiring March 15, 2001          6                1,566,600           (56,277)
Russel 2000 Future, notional amount $500,346 expiring March 15, 2001           2                  510,850            10,504
                                                                                                ---------          --------
Total Futures                                                                                   3,800,710         $(102,440)
                                                                                                ---------          --------

    Statement of Assets and Liabilities
    January 31, 2001
    (Unaudited)


    Assets:
    Investments, at value (Cost $15,259,151)                                                             $ 15,244,437
    Deposits with broker and custodian bank for futures contracts and securities
      sold short (Cost $2,158,408)                                                                          2,002,064
                                                                                                         ------------
                                                                                                           17,246,501
    Cash                                                                                                      179,707
    Interest and dividends receivable                                                                          19,138
    Receivable for investments sold                                                                           497,145
    Receivable from affiliates                                                                                 45,553
    Prepaid expenses                                                                                           25,815
                                                                                                         ------------
         Total Assets                                                                                      18,013,859
                                                                                                         ------------

    Liabilities:
    Securities sold short (proceeds $71,240)                                                             $     76,140
    Options written, at value (premium received $15,000)                                                        3,250
    Payable for net variation margin on futures contracts                                                     102,440
    Payable for investments purchased                                                                         482,980
    Accrued expenses and other payables:
      Investment advisory fees                                                                                 14,227
      Distribution fees                                                                                         3,557
                                                                                                         ------------
         Total Liabilities                                                                                    682,594
                                                                                                         ------------

    Net Assets:
    Capital                                                                                              $ 29,712,515
    Accumulated net investment loss                                                                           (85,628)
    Accumulated net realized loss from investments, options, futures
      contracts and securities sold short                                                                 (12,028,974)
    Net unrealized depreciation from investments, options and futures contracts                              (261,748)
    Net unrealized depreciation from securities sold short                                                     (4,900)
                                                                                                         ------------
    Net Assets                                                                                           $ 17,331,265
                                                                                                         ============

    Shares of beneficial interest outstanding (unlimited number of shares
      authorized, no par value)                                                                             1,174,573

    Net asset value, offering price and redemption price per share                                       $      14.76
                                                                                                         ============

    Statement of Operations
    For the six months ended January 31, 2001
    (Unaudited)


    Investment Income:
    Interest income                                                                                      $     78,794
    Dividend income                                                                                            20,352
                                                                                                         ------------
        Total Income                                                                                           99,146
                                                                                                         ------------

    Expenses:
    Investment advisory fees                                                                                  127,476
    Distribution fees                                                                                          31,869
    Other Expenses:
        Administration fees                                                                                    35,461
        Legal fees                                                                                             78,966
        Audit fees                                                                                             22,182
        Transfer agency fees                                                                                   33,050
        Custody fees                                                                                           38,696
        Trustee fees                                                                                           10,096
        Miscellaneous fees                                                                                     27,757
                                                                                                         ------------
           Total expenses before voluntary fee
              reductions and reimbursements                                                                   405,553
    Expenses voluntarily reduced or reimbursed                                                               (220,779)
                                                                                                         ------------
        Net Expenses (a)                                                                                      184,774
                                                                                                         ------------
    Net investment loss                                                                                       (85,628)
                                                                                                         ------------

    Realized/Unrealized Gain/(Loss) from Investments, Securities Sold Short,
        Written Options and Futures Contracts:
        Net realized gain/(loss) from:
        Investment transactions and futures contracts                                                      (8,451,147)
        Securities sold short                                                                                 (50,569)
        Written options                                                                                       100,251
                                                                                                         ------------
                                                                                                           (8,401,465)
    Change in unrealized appreciation/(depreciation) from:
        Investment transactions and futures contracts                                                        (557,575)
        Securities sold short                                                                                 (35,984)
        Written options                                                                                        11,750
                                                                                                         ------------
                                                                                                             (581,809)
    Net realized/unrealized loss from
        investments, securities sold short,
        written options and futures contracts                                                              (8,983,274)
                                                                                                         ------------

    Change in net assets resulting from operations                                                       $ (9,068,902)
                                                                                                         ============
----------

(a) The investment adviser has contractually agreed to reimburse the Fund to the extent other expenses exceed 0.20% of the Fund's average daily assets for the period ended July 31, 2001, limiting overall expenses of the Fund to a maximum of 1.45% of the Fund's average daily net assets.

    Statements of Changes in Net Assets

                                                                                     For the six                 For the
                                                                                    months ended               period ended
                                                                                     January 31,                 July 31,
                                                                                        2001                     2000 (a)
                                                                                     (Unaudited)
                                                                                ----------------------     ----------------------
    From Investment Activities:
    Operations:
      Net investment loss                                                              $    (85,628)              $   (165,908)
      Net realized gain/(loss) on:
         Investments and futures contracts                                               (8,451,147)                (3,509,736)
         Securities sold short                                                              (50,569)                   188,355
         Written options                                                                    100,251                   (244,313)
      Net change in unrealized appreciation/(depreciation) on:
         Investments and futures contracts                                                 (557,575)                   284,077
         Securities sold short                                                              (35,984)                    31,084
         Written options                                                                     11,750                          -
                                                                              ----------------------     ----------------------
    Change in net assets resulting from operations                                       (9,068,902)                (3,416,441)
                                                                              ----------------------     ----------------------

    Distributions to Shareholders:
      In excess of net investment income                                                          -                    (10,825)
      In excess of net realized gains from investment transactions                                -                    (63,593)
                                                                              ----------------------     ----------------------
    Change in net assets from shareholder distributions                                           -                    (74,418)
                                                                              ----------------------     ----------------------

    Capital Transactions
      Proceeds from shares issued                                                         5,182,705                 55,332,909
      Dividends reinvested                                                                        -                     73,812
      Cost of shares redeemed                                                           (10,285,052)               (20,413,348)
                                                                              ----------------------     ----------------------
    Change in net assets from capital transactions                                       (5,102,347)                34,993,373
                                                                              ----------------------     ----------------------

    Change in net assets                                                                (14,171,249)                31,502,514

    Net Assets:
      Beginning of period                                                                31,502,514                          -
                                                                              ----------------------     ----------------------
      End of period                                                                    $ 17,331,265               $ 31,502,514
                                                                              ======================     ======================

    Share Transactions
      Issued                                                                                262,660                  2,279,528
      Reinvested                                                                                  -                      3,133
      Redeemed                                                                             (558,910)                  (811,838)
                                                                              ----------------------     ----------------------
    Change in share transactions                                                           (296,250)                 1,470,823
                                                                              ----------------------     ----------------------
    ----------

    (a) Period from August 31, 1999 (commencement of operations) to July 31,
        2000.

    Financial Highlights
    Per Share Data for a Share Outstanding Throughout Each Period

                                                                                    For the six                      For the
                                                                                    months ended                    period ended
                                                                                     January 31,                      July 31,
                                                                                        2001                          2000 (a)
                                                                                     (Unaudited)
                                                                              ----------------------         -----------------------

    Net Asset Value, Beginning of Period                                                    $ 21.42                    $ 12.50
                                                                              ----------------------         -----------------------

    Investment Activities
      Net investment loss                                                                     (0.07)                     (0.09)(e)
      Net realized and unrealized gains/(loss) from investments, securities
         sold short, written options and futures contracts                                    (6.59)                      9.13 (e)
                                                                              ----------------------         -----------------------

      Total from Investment Activities                                                        (6.66)                      9.04
                                                                              ----------------------         -----------------------

    Distributions
      In excess of net investment income                                                        -                        (0.02)
      In excess of net realized gains                                                           -                        (0.10)
                                                                              ----------------------         -----------------------

      Total Distributions                                                                       -                        (0.12)
                                                                              ----------------------         -----------------------

    Net Asset Value, End of Period                                                         $  14.76                   $  21.42
                                                                              ======================         =======================


    Total Return                                                                             (31.09%)(b)                 72.18% (b)

    Ratios/Supplemental Data:
    Net assets at end of period (000)                                                      $ 17,331                   $ 31,503
    Ratio of expenses (including dividend expense) to average net assets (d)                   1.45% (c)                  1.04% (c)
    Ratio of expenses (excluding dividend expense) to average net assets (d)                   1.45% (c)                  1.02% (c)
    Ratio of net investment loss to average net assets                                        (0.67%)(c)                 (0.79%)(c)
    Ratio of expenses (including dividend expense) to average net assets*                      3.18% (c)                  2.97% (c)
    Portfolio turnover rate                                                                     613%                     2,318%

    -------
    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
    (a) Period from August 31, 1999 (commencement of operations) to July 31,
        2000.
    (b) Not annualized.
    (c) Annualized.
    (d) The investment adviser has contractually agreed to reimburse the Fund to the extent certain operating expenses exceed 0.20% of the Fund's average daily assets for the period ended July 31, 2001, limiting overall expenses of the Fund to a maximum of 1.45% of the Fund's average daily net assets.
    (e) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

Notes to Financial Statements

1. Organization:
MetaMarkets.com Funds (the "Company") was organized on May 21, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company established as a Massachusetts business trust. The Company operates as a series of two funds, OpenFund and the MetaMarkets IPO & New Era Fund. The accompanying financial statements and financial highlights are those of OpenFund (the "Fund").

Effective August 31, 1999 the Fund commenced operations and was authorized to issue an unlimited number of shares. The Fund's investment objective is to provide investors with capital growth. To achieve its objective, the Fund invests principally in the common stocks of companies that the Company's investment adviser believes define the "New Economy". These are companies which, in the opinion of the investment adviser, are innovative growth companies at the leading edge of technological, social and economic change.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

     Securities Valuation:
     Investments in securities, including options, are valued at the last quoted sale price as of the close of business on the day the valuation is made, or if a sale is not reported for that day, at the average of the most recent closing bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Price information for listed securities is taken from the exchange or market where the securities are primarily traded. Other securities for which no quotations or valuations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, except where to do so would not reflect accurately their fair value, in which case, and in the case of other securities or assets for which market quotations are not readily available, such securities would be valued at their fair value as determined under the supervision of the Company's Board. The difference between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

     Security Transactions and Related Income:
     Security transactions in the Fund are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the specific identified cost basis.

     Repurchase Agreements:
     The Fund may acquire repurchase agreements from financial institutions, such as banks and broker-dealers which the Company's investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at an agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of securities held as collateral under the agreement at least equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the recorded carrying value upon the sale of the underlying collateral securities.

    Short Sales:
    The Fund is authorized to engage in short selling. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. If the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security the Fund will incur a loss, which could be substantial and potentially unlimited. The Fund will realize a gain if the security declines in value between those dates. The amount of the liability is marked-to-market daily to reflect the current value of the short position. The Fund is also at risk of incurring dividend expense if a security that has been sold short declares a dividend. The Fund must pay the dividend to the lender of the security. Securities sold short at January 31, 2001 and their related market values and proceeds are set forth in the Schedule of Securities Sold Short, which accompanies the Schedule of Portfolio Investments.

    All short sales must be fully collateralized. Accordingly, the Fund segregates collateral with its custodian, consisting of cash, liquid equities and/or U.S. Government securities sufficient to collateralize its obligation on the short positions. As of January 31, 2001, the value of securities sold short amounted to $76,140, against which $2,002,064 in cash or cash equivalents and securities was segregated.

    Futures Contracts:
    The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on an index or foreign currency, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that create a purchase or payment obligation. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

    Options Transactions:
    The Fund may write or purchase option contracts. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

    In writing an option, the Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.


    The following is a summary of option writing activity for the period ended January 31, 2001:


                                                 Number of
                                                   Options       Premiums
                                                 Contracts       Received
                                                 ---------       --------

    Contracts outstanding at July 31, 2000              -       $       -
    Options written                                    970        121,749
    Options expired                                   (900)      (100,251)
    Options closed                                      -              -
    Options exercised                                  (30)        (6,498)
                                                -----------   ------------
    Contracts outstanding at January 31, 2001           40      $  15,000
                                                ===========   ============

    Dividends to Shareholders:
    Dividends from net investment income are declared and paid annually. The Fund's distributable net realized capital gains, if any, are distributed to shareholders at least annually.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within components of net assets based on the federal tax-basis treatment. Temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    Federal Taxes:
    It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:
    Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets or other appropriate basis.

3.  Related Party Transactions:
Investment advisory services are provided to the Fund by MetaMarkets Investments LLC (the "Investment Adviser"). Pursuant to the investment advisory agreement with the Fund, the Investment Adviser is entitled to an annual fee accrued daily and paid monthly, based on the Fund's average daily net assets, in accordance with the following schedule:

                             First $250 million     1.00%
                             Next $500 million      0.75%
                             Over $750 million      0.50%

The Investment Adviser has contractually agreed to reimburse the Fund to the extent operating expenses exceed 0.20% of the Fund's average daily net assets for the fiscal year ending July 31, 2001, limiting overall expenses of the Fund to a maximum of 1.45% of the Fund's average daily net assets. The Investment Adviser waived its fees and paid all Fund expenses from fund inception August 31, 1999 through February 28, 2000.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is the Fund's administrator, fund accountant, and transfer and dividend disbursing agent. Under the terms of the administration agreement, BISYS Ohio will earn on such services an annual fee accrued daily and paid monthly, based on the Fund's average daily net assets, in accordance with the following schedule:

                             First $500 million     0.130%
                             Next $250 million      0.100%
                             Next $250 million      0.085%
                             Over $1 billion        0.075%

Under the terms of the administration agreement, BISYS Ohio receives a minimum annual fee of $75,000 for the first year under the administration agreement, $162,500 for the second year and $187,500 for years three, four and five. Further, BISYS Ohio has voluntarily agreed to receive administration fees earned during the period August 31, 1999 through November 30, 1999 on a deferred basis. Amounts deferred under this arrangement were paid by the Investment Adviser to BISYS Ohio during the nine month period December 1, 1999 through August 31, 2000.

Investors Bank & Trust Company serves as the Fund's custodian. Investors Bank & Trust Company earns a fee accrued daily and paid monthly, based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as the exclusive distributor of the Fund's shares pursuant to a distribution agreement (the "Distribution Agreement") with the Company, dated July 20, 1999. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distribution-related services and shareholder servicing at an annual rate of 0.25% of the value of the Fund's average daily net assets.

Certain officers of the Fund are affiliated with BISYS, and such officers and affiliated Trustees receive no direct payments from the Fund for serving as officers or Trustees.

4.  Securities Transactions:
Cost of purchases and proceeds from sales of investment securities, excluding securities sold short and short-term investments, were $128,737,995 and $140,845,497, respectively, for the six months ended January 31, 2001.

5.  Non-diversified Status:
The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet diversification requirements of the Internal Revenue Code, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.


6. Federal Income Tax Information (unaudited):

Post October Loss Deferral
Capital losses incurred after October 31 within the Funds' fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and will elect to defer $639,886 in capital losses.

Shareholder Letter

Fellow IPO & New Era Fund Shareholders,

One word comes to mind when we assess the four months since the launch of The MetaMarkets IPO & New Era Fund: Volatility. Volatility pervaded the market as deteriorating economic conditions began to weigh on technology stocks. "Old Economy" investing metrics, with a tight focus on current profits, began to be applied by the market to New Economy companies. The result was an across-the-board slashing that left few technology stocks unscathed. At the peak of the volatility, not even fundamentals mattered, as investors moved to the sidelines in an attempt to avoid the next blow up.

Unfortunately for the IPO & New Era Fund, the unfriendly market environment brought about a depleted and nearly barren IPO calendar. To deal with the dearth of IPOs, we remained heavily invested in index securities, which tracked the sodden performance of the market as we patiently awaited a resurgence in the IPO market.

The most notable exception to this stagnation was the debut of one of our favorite companies, Transmeta. The Fund received shares on the offering, a bright turn-of-events, as the stock doubled on its first day. We have since added to the position, which remains one of our top holdings. (2.87% as of 1/31/01)

The Fund also focused on newly public companies that had been unfairly beaten up amidst the market downturn. In particular, we looked to those biotech companies which we believe managed to avoid the worst of the market slide. Additionally, the energy sector remained active as the California power crisis and deregulation dominated the news, giving the Fund opportunities among the independent power producers.

On the downside, one of our favorite sectors from the past year, as fund advisers, was also one of the worst-performing for the period. Networking stocks faced some of the largest price declines, reacting violently as signs of a telecom spending slowdown began to surface. While we still believe in the build out of the next generation networks, we also have had to re-set our expectations.

Investment Outlook

We continue to believe that technology will drive the economy, and that new and innovative companies will displace many entrenched players. We have already begun to see it happen in the networking arena and we are confident we will continue to see it in other areas such as biotech and energy. Our goal is to identify those companies early on, before they go public, track their progress and developments, and invest with them when they come public. While there are substantial risks in this type of investing, there is also the potential for great rewards. That is what drives us to invest in New Economy companies.

In times of intense volatility, particularly in a declining market, is important to remember that just as the market often declines before the full scope of negative news is known, so it often rallies long before public sentiment has turned. Our goal is to remain invested, and to be well positioned when the market recovers.


Sincerely,

The MetaMarkets Investments Portfolio Management Team

Schedule of Portfolio Investments
January 31, 2001
(Unaudited)

                                                         Shares     Market Value
                                                         ------     ------------
Common Stocks (37.8%)
Biotechnology & Medical (4.8%)
Genomic Solutions, Inc. (b)                               2,000     $   15,000
Oxford GlycoSciences PLC, ADS (b)                         2,000         39,500
PRAECIS Pharmaceuticals, Inc. (b)                           500         14,031
Tularik, Inc. (b)                                         2,200         62,975
                                                                    ----------
                                                                       131,506
                                                                    ----------
Computer Software & Services (4.6%)
Agile Software Corp. (b)                                    800         39,400
CacheFlow, Inc. (b)                                       1,500         27,000
Commerce One, Inc. (b)                                      600         18,338
E.piphany, Inc. (b)                                       1,100         43,037
                                                                    ----------
                                                                       127,775
                                                                    ----------
Electronic Components/Instruments (5.0%)
Intersil Holding Corp. (b)                                2,000         59,250
Transmeta Corp. (b)                                       2,750         79,234
                                                                    ----------
                                                                       138,484
                                                                    ----------
Financial Services (1.6%)
Goldman Sachs Group, Inc.                                   400         45,500
                                                                    ----------

Networking Products (6.2%)
Brocade Communications Systems, Inc.                        400         36,125
Extreme Networks, Inc. (b)                                  700         33,338
Ixia (b)                                                  1,750         59,281
Juniper Networks, Inc. (b)                                  400         42,675
                                                                    ----------
                                                                       171,419
                                                                    ----------
Optical Networking (4.5%)
Avanex Corp. (b)                                            800         51,700
Avici Systems, Inc. (b)                                     500         17,750
Corvis Corp. (b)                                            950         20,544
ONI Systems Corp. (b)                                       600         33,300
                                                                    ----------
                                                                       123,294
                                                                    ----------
Telecom Equipment (1.7%)
Sonus Networks, Inc. (b)                                  1,000         45,875
                                                                    ----------

Telecom Services (2.9%)
o2wireless Solutions, Inc. (b)                            6,000         78,750
                                                                    ----------

Transportation & Shipping (3.1%)
United Parcel Service, Inc. - Class B                     1,400         86,660
                                                                    ----------

Utilities - Diversified (2.3%)
NRG Energy, Inc. (b)                                      2,500         63,600
                                                                    ----------

Utilities - Electric (1.1%)
Mirant Corp. (b)                                          1,250         30,375
                                                                    ----------
Total Common Stocks (Cost $1,093,303)                                1,043,238
                                                                    ----------

Index-Linked Trusts (12.3%)
Biotech HOLDRS Trust                                        500         76,140
Nasdaq 100 Trust                                          2,100        135,030
Pharmaceutical HOLDRS Trust                                 300         31,170
Regional Bank HOLDRS Trust                                  800         98,128
                                                                     ----------
Total Index-Linked Trusts (Cost $330,641)                              340,468
                                                                     ----------


Cash Sweep (9.3%)
IBT Cash Sweep                                                                  255,952                         255,952
                                                                                                               --------
Total Cash Sweep (Cost $255,952)                                                                                255,952
                                                                                                               --------

                                                                                 Contracts                   Market Value
                                                                                 ---------                   ------------
Options (0.6%)
Nasdaq 100 Shares, Call Option, expiring February 2001, strike price $65             45                          10,319

Nasdaq 100 Shares, Call Option, expiring February 2001, strike price $68             10                           1,195

Nasdaq 100 Shares, Call Option, expiring February 2001, strike price $70             60                           6,000
                                                                                                                -------

Total Options (Cost $38,001)                                                                                     17,514
                                                                                                             ----------


Total Investments (Cost $1,717,897) (a) -- 60.0%                                                              1,657,172
Other Assets in Excess of Liabilities (c) -- 40.0%                                                            1,104,521
                                                                                                             ----------

NET ASSETS -- 100.0%                                                                                         $2,761,693
                                                                                                             ==========

------------
(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
       Unrealized appreciation                     $   119,040
       Unrealized depreciation                        (179,765)
                                                   -----------
       Net unrealized depreciation                 $   (60,725)
                                                   ===========

(b)    Non-income producing security.

(c)    Includes $1,170,855 cash held as collateral for futures contracts.

ADS - American Depository Shares

                                                                                 Number of        Market                 Unrealized
                                                                                 Contracts        Value                 Depreciation
                                                                                 ---------        -----                 ------------
Futures Contracts:
Nasdaq 100 E-MINI, notional amount $917,864 expiring March 16, 2001                  16        $  835,520                $  (82,344)
                                                                                                  -------                   -------
Total Futures                                                                                  $  835,520                $  (82,344)
                                                                                                  -------                   -------

    Statement of Assets and Liabilities
    January 31, 2001
    (Unaudited)

    Assets:
    Investments, at value (Cost $1,717,897)                                    $ 1,657,172
    Cash collateral for futures contracts                                        1,170,855
    Interest and dividends receivable                                                1,113
    Receivable for investments sold                                                 19,318
    Receivable from affiliates                                                       9,362
    Prepaid expenses                                                                27,018
                                                                               ------------
         Total Assets                                                            2,884,838
                                                                               ------------

    Liabilities:
    Payable for net variation margin on futures contracts                      $    82,344
    Payable for investments purchased                                               36,737
    Accrued expenses and other payables:
      Investment advisory fees                                                       3,483
      Distribution fees                                                                581
                                                                               ------------
         Total Liabilities                                                         123,145
                                                                               ------------

    Net Assets:
    Capital                                                                    $ 4,524,589
    Accumulated net investment loss                                                (16,324)
    Accumulated net realized loss from investments, options and
      futures contracts                                                         (1,603,503)
    Net unrealized depreciation from investments, options and
      futures contracts                                                           (143,069)
                                                                               ------------
    Net Assets                                                                 $ 2,761,693
                                                                               ============

    Shares of beneficial interest outstanding (unlimited number
      of shares authorized, no par value)                                          332,645

    Net asset value, offering price and redemption price per share             $      8.30
                                                                               ============
      (a redemption fee of 1.50% is charged on shares held 90 days or less)

                       See notes to financial statements

    Statement of Operations
    For the period ended January 31, 2001 (a)
    (Unaudited)

    Investment Income:
    Interest income                                                       $    $ 7,926
    Dividend income                                                              1,548
                                                                          -------------
         Total Income                                                            9,474
                                                                          -------------

    Expenses:
    Investment advisory fees                                                    19,349
    Distribution fees                                                            3,225
    Other Expenses:
         Administration fees                                                     6,879
         Legal fees                                                             15,750
         Audit fees                                                              1,601
         Transfer agency fees                                                    3,583
         Custody fees                                                            6,143
         Trustee fees                                                            1,108
         Miscellaneous fees                                                      6,667
                                                                          -------------
           Total expenses before voluntary fee
              reductions and reimbursements                                     64,305
    Expenses voluntarily reduced or reimbursed                                 (38,507)
                                                                          -------------
         Net Expenses (b)                                                       25,798
                                                                          -------------
    Net investment loss                                                        (16,324)
                                                                          -------------

    Realized/Unrealized Gain/(Loss) from Investments,
         Written Options and Futures Contracts:
         Net realized gain/(loss) from:
         Investment transactions and futures contracts                      (1,609,003)
         Written options                                                         5,500
                                                                          -------------
                                                                            (1,603,503)
    Change in unrealized depreciation from:
         Investment transactions and futures contracts                        (143,069)
                                                                          -------------
                                                                              (143,069)
    Net realized/unrealized loss from
         investments, written options and futures contracts                 (1,746,572)
                                                                          -------------

    Change in net assets resulting from operations                        $ (1,762,896)
                                                                          =============

----------
(a) Period from September 11, 2000 (commencement of operations) to
    January 31, 2001.
(b) The investment adviser has contractually agreed to reimburse the Fund to the extent other expenses exceed 0.25% of the Fund's average daily assets for the period ended July 31, 2001, limiting overall expenses of the Fund to a maximum of 2.00% of the Fund's average daily net assets.


                       See notes to financial statements

    Statement of Changes in Net Assets
    For the period ended January 31, 2001 (a)
    (Unaudited)


    From Investment Activities:
    Operations:
      Net investment loss                                     $   (16,324)
      Net realized gain/(loss) on:
         Investments and futures contracts                     (1,609,003)
         Written options                                            5,500
      Net change in unrealized depreciation on:
         Investments and futures contracts                       (143,069)
                                                              ------------
    Change in net assets resulting from operations             (1,762,896)
                                                              ------------

    Capital Transactions
      Proceeds from shares issued                               6,125,655
      Cost of shares redeemed                                  (1,601,066)
                                                              ------------
    Change in net assets from capital transactions              4,524,589
                                                              ------------

    Change in net assets                                        2,761,693

    Net Assets:
      Beginning of period                                               -
                                                              ------------
      End of period                                           $ 2,761,693
                                                              ============

    Share Transactions
      Issued                                                      532,098
      Redeemed                                                   (199,453)
                                                              ------------
    Change in share transactions                                  332,645
                                                              ------------
    ----------
    (a) Period from September 11, 2000 (commencement of operations) to January 31, 2001.

    Financial Highlights
    Per Share Data for a Share Outstanding Throughout The Period
    For the period ended January 31, 2001 (a)
    (Unaudited)

    Net Asset Value, Beginning of Period                                               $             12.50
                                                                                       ---------------------
    Investment Activities
      Net investment loss                                                                            (0.05)
      Net realized and unrealized gains/(loss) from investments, written
         options and futures contracts                                                               (4.15)
                                                                                       ---------------------
      Total from Investment Activities                                                               (4.20)
                                                                                       ---------------------
    Net Asset Value, End of Period                                                     $              8.30
                                                                                       =====================

    Total Return                                                                                    (33.60%)(b)

    Ratios/Supplemental Data:
    Net assets at end of period (000)                                                              $ 2,762
    Ratio of expenses to average net assets (d)                                                       2.00% (c)
    Ratio of net investment loss to average net assets                                               (1.27%)(c)
    Ratio of expenses to average net assets*                                                          4.99% (c)
    Portfolio turnover rate                                                                            168%

    -------
    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
  (a) Period from September 11, 2000 (commencement of operations) to January 31, 2001.
  (b) Not annualized.
  (c) Annualized.
  (d) The investment adviser has contractually agreed to reimburse the Fund to the extent certain operating expenses exceed 0.25% of the Fund's average daily assets for the period ended July 31, 2001, limiting overall expenses of the Fund to a maximum of 2.00% of the Fund's average daily net assets.

Notes to Financial Statements

1. Organization:

MetaMarkets.com Funds (the "Company") was organized on May 21, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company established as a Massachusetts business trust. The Company operates as a series of two funds, OpenFund and the MetaMarkets IPO & New Era Fund. The accompanying financial statements and financial highlights are those of the MetaMarkets IPO & New Era Fund (the "Fund").

Effective September 11, 2000 the Fund commenced operations and was authorized to issue an unlimited number of shares. The Fund's investment objective is to provide investors with capital growth. To achieve its objective, the Fund invests principally in the common stocks acquired as part of, or within 18 months after, a company's initial public offering that are traded on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market. The Fund will seek to invest in companies entering the public market that the Company's investment adviser believes define the "New Economy". These are companies, which in the opinion of the investment adviser, are innovative growth companies at the leading edge of technological, social and economic change.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

     Securities Valuation:
     Investments in securities, including options, are valued at the last quoted sale price as of the close of business on the day the valuation is made, or if a sale is not reported for that day, at the average of the most recent closing bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Price information for listed securities is taken from the exchange or market where the securities are primarily traded. Other securities for which no quotations or valuations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, except where to do so would not reflect accurately their fair value, in which case, and in the case of other securities or assets for which market quotations are not readily available, such securities would be valued at their fair value as determined under the supervision of the Company's Board. The difference between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

     Security Transactions and Related Income:
     Security transactions in the Fund are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the specific identified cost basis.

     Repurchase Agreements:
     The Fund may acquire repurchase agreements from financial institutions, such as banks and broker-dealers which the Company's investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at an agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of securities held as collateral under the agreement at least equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the recorded carrying value upon the sale of the underlying collateral securities.

    Futures Contracts:
    The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on an index or foreign currency, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that create a payment or purchase obligation. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

    Options Transactions:
    The Fund may write or purchase option contracts. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

    In writing an option, the Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

    The following is a summary of option writing activity for the period ended January 31, 2001:

                                                  Number of
                                                   Options    Premiums
                                                  Contracts   Received
                                                  ---------   --------

    Contracts outstanding at September 11, 2000          -    $     -

    Options written                                     50      5,000
    Options expired                                    (50)    (5,000)
    Options closed                                       -          -
    Options exercised                                    -          -
                                                  ---------   --------
    Contracts outstanding at January 31, 2001            -    $     -
                                                  =========   ========

    Dividends to Shareholders:

    Dividends from net investment income are declared and paid annually. The Fund's distributable net realized capital gains, if any, are distributed to shareholders at least annually.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within components of net assets based on the federal tax-basis treatment. Temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    Federal Taxes:
    It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:
    Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-up Activities", costs associated with organizing a portfolio which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Fund, which commenced operations on September 11, 2000, were paid by the investment adviser.

    Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets or other appropriate basis.

3.  Related Party Transactions:

Investment advisory services are provided to the Fund by MetaMarkets Investments LLC (the

"Investment Adviser"). Under the term of the investment advisory agreement with the Company, the Investment Adviser is entitled to receive 1.50% per annum on the value of the Fund's average daily net assets, accrued daily and paid monthly.

The Investment Adviser has contractually agreed to reimburse the Fund to the extent operating expenses exceed 0.25% of the Fund's average daily net assets for the fiscal year ending July 31, 2001, limiting overall expenses of the Fund to a maximum of 2.00% of the Fund's average daily net assets.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is the Fund's administrator, fund accountant, and transfer and dividend disbursing agent. Under the terms of the administration agreement, BISYS Ohio will earn on such services an annual fee accrued daily and paid monthly, based on the Fund's average daily net assets, in accordance with the following schedule:

                      First $500 million              0.130%
                      Next $250 million               0.100%
                      Next $250 million               0.085%
                      Over $1 billion                 0.075%

Under the terms of the administration agreement, BISYS Ohio receives a minimum annual fee of $75,000 for the first year under the administration agreement, $162,500 for the second year and $187,500 for years three, four and five.

Investors Bank & Trust Company serves as the Fund's custodian. Investors Bank & Trust Company earns a fee accrued daily and paid monthly, based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as the exclusive distributor of the Fund's shares pursuant to a distribution agreement (the "Distribution Agreement") with the Company, dated July 20, 1999. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distribution-related services and shareholder servicing at an annual rate of 0.25% of the value of the Fund's average daily net assets.

Certain officers of the Fund are affiliated with BISYS, and such officers and affiliated Trustees receive no direct payments from the Fund for serving as officers or Trustees.

4.  Securities Transactions:

Cost of purchases and proceeds from sales of investment securities, excluding securities sold short and short-term investments, were $4,123,546 and $1,961,392, respectively, for the period ended January 31, 2001.

5.  Non-diversified Status:

The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the

1940 Act. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet diversification requirements of the Internal Revenue Code, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.